AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 25.3%
Banks – 20.2%
1st Source Corp.	110,550	$6,792,745
Associated Banc-Corp.	415,192	9,499,593
Bank of Marin Bancorp	123,139	2,633,943
BankUnited, Inc.	290,713	11,172,101
Berkshire Hills Bancorp, Inc.	252,879	6,964,288
Carter Bankshares, Inc.(a)	257,925	4,462,102
Comerica, Inc.	100,062	5,714,541
First BanCorp./Puerto Rico	413,566	8,842,041
First Bancorp/Southern Pines NC	177,460	7,538,501
First Busey Corp.	236,973	6,410,120
HarborOne Bancorp, Inc.	452,915	5,978,478
Heritage Financial Corp./WA	384,376	8,779,148
Nicolet Bankshares, Inc.	73,696	7,244,317
Pacific Premier Bancorp, Inc.	294,480	7,568,136
Peoples Bancorp, Inc./OH	117,551	3,761,632
Premier Financial Corp.	184,519	4,624,046
Texas Capital Bancshares, Inc.(a)	127,419	8,565,105
TriCo Bancshares	172,379	7,836,349
WSFS Financial Corp.	158,283	8,664,411

		133,051,597

Capital Markets – 1.7%
Federated Hermes, Inc.	245,993	8,437,560
Moelis & Co. - Class A	44,697	2,985,312

		11,422,872

Financial Services – 2.7%
NCR Atleos Corp.(a)	307,617	8,800,923
Walker & Dunlop, Inc.	85,037	9,104,061

		17,904,984

Insurance – 0.7%
Hanover Insurance Group, Inc. (The)	29,680	4,362,663

		166,742,116

Industrials – 18.5%
Building Products – 1.2%
Tecnoglass, Inc.	132,865	8,233,644

Commercial Services & Supplies – 2.9%
ABM Industries, Inc.	175,040	10,003,536
MillerKnoll, Inc.	304,737	8,974,505

		18,978,041

Construction & Engineering – 5.9%
BrightView Holdings, Inc.(a)	531,580	8,489,332
Fluor Corp.(a)	145,891	7,304,762
Great Lakes Dredge & Dock Corp.(a)	903,265	8,987,487
Hayward Holdings, Inc.(a)	484,014	7,182,768
MasTec, Inc.(a)	59,215	6,698,993

		38,663,342

Company	Shares	U.S. $ Value

Ground Transportation – 1.1%
ArcBest Corp.	71,056	$7,553,253

Machinery – 6.4%
Blue Bird Corp.(a)	211,714	10,835,522
Gates Industrial Corp. PLC(a)	421,753	7,659,034
Hillman Solutions Corp.(a)	592,404	5,894,420
John Bean Technologies Corp.	81,651	7,335,526
REV Group, Inc.	318,770	10,149,637

		41,874,139

Professional Services – 1.0%
Franklin Covey Co.(a)	166,199	6,691,172

		121,993,591

Consumer Discretionary – 12.0%
Automobile Components – 2.8%
Adient PLC(a)	288,480	6,525,418
BorgWarner, Inc.	256,747	8,747,370
Dana, Inc.	290,302	3,277,510

		18,550,298

Automobiles – 1.4%
Winnebago Industries, Inc.	154,150	9,196,589

Diversified Consumer Services – 1.3%
ADT, Inc.	1,126,289	8,210,647

Hotels, Restaurants & Leisure – 0.4%
Dine Brands Global, Inc.	92,565	2,926,905

Household Durables – 2.2%
KB Home	74,070	6,200,400
Taylor Morrison Home Corp.(a)	124,638	8,391,876

		14,592,276

Specialty Retail – 3.9%
AutoNation, Inc.(a)	50,968	9,071,285
Build-A-Bear Workshop, Inc.	205,385	6,855,751
Citi Trends, Inc.(a) (b)	123,810	1,770,483
Genesco, Inc.(a)	212,650	6,419,904
Group 1 Automotive, Inc.	3,540	1,333,730

		25,451,153

		78,927,868

Information Technology – 10.8%
Communications Equipment – 3.2%
Calix, Inc.(a)	155,329	5,784,452
Extreme Networks, Inc.(a)	500,452	7,882,119
Harmonic, Inc.(a)	490,543	7,088,346

		20,754,917

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 1.8%
Belden, Inc.	44,253	$4,747,462
TTM Technologies, Inc.(a)	368,269	7,162,832

		11,910,294

IT Services – 1.0%
Grid Dynamics Holdings, Inc.(a)	483,613	6,731,893

Semiconductors & Semiconductor Equipment – 3.7%
Amkor Technology, Inc.	189,299	6,227,937
Ichor Holdings Ltd.(a)	157,163	4,872,053
SMART Global Holdings, Inc.(a)	404,444	8,380,080
Synaptics, Inc.(a)	63,401	5,162,109

		24,642,179

Software – 1.1%
ACI Worldwide, Inc.(a)	81,685	4,113,657
CommVault Systems, Inc.(a)	21,232	3,299,453

		7,413,110

		71,452,393

Materials – 9.0%
Chemicals – 6.0%
AdvanSix, Inc.	330,706	9,775,669
Avient Corp.	177,219	8,706,770
Ecovyst, Inc.(a)	989,834	7,107,008
Element Solutions, Inc.	244,351	6,533,946
Methanex Corp.	158,647	7,407,228

		39,530,621

Containers & Packaging – 3.0%
O-I Glass, Inc.(a)	621,623	7,888,396
Pactiv Evergreen, Inc.	456,690	5,388,942
Silgan Holdings, Inc.	122,659	6,411,386

		19,688,724

		59,219,345

Real Estate – 8.0%
Diversified REITs – 0.9%
Broadstone Net Lease, Inc. - Class A	324,570	5,939,631

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	45,421	4,721,967

Industrial REITs – 1.9%
First Industrial Realty Trust, Inc.	116,360	6,601,103
STAG Industrial, Inc.	140,734	5,710,986

		12,312,089

Residential REITs – 1.8%
Independence Realty Trust, Inc.	550,660	11,442,715

Retail REITs – 1.9%
Acadia Realty Trust	392,406	8,833,059
NETSTREIT Corp.(b)	233,470	3,896,614

		12,729,673

Company	Shares	U.S. $ Value

Specialized REITs – 0.8%
National Storage Affiliates Trust	116,655	$5,452,455

		52,598,530

Energy – 6.3%
Energy Equipment & Services – 1.3%
Cactus, Inc. - Class A	141,572	8,426,365

Oil, Gas & Consumable Fuels – 5.0%
Magnolia Oil & Gas Corp. - Class A	359,321	9,202,211
Matador Resources Co.	150,029	8,509,645
NexGen Energy Ltd.(a) (b)	863,250	5,205,397
Northern Oil and Gas, Inc.	253,029	10,065,494

		32,982,747

		41,409,112

Health Care – 3.6%
Health Care Equipment & Supplies – 0.5%
Integra LifeSciences Holdings Corp.(a)	172,150	3,501,531

Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(a)	59,710	4,892,040
AMN Healthcare Services, Inc.(a)	56,483	2,995,294
Pediatrix Medical Group, Inc.(a)	881,476	9,572,829

		17,460,163

Life Sciences Tools & Services – 0.4%
Fortrea Holdings, Inc.(a)	122,871	2,833,405

		23,795,099

Utilities – 2.4%
Electric Utilities – 2.4%
IDACORP, Inc.	81,525	8,308,213
Portland General Electric Co.	160,814	7,736,761

		16,044,974

Communication Services – 2.2%
Media – 2.2%
Criteo SA (Sponsored ADR)(a)	122,362	5,803,630
Nexstar Media Group, Inc.	49,665	8,486,755

		14,290,385

Consumer Staples – 1.2%
Food Products – 1.2%
Nomad Foods Ltd.	407,916	7,668,821

Total Common Stocks (cost $568,308,425)		654,142,234

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $4,898,308)	4,898,308	$4,898,308

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $573,206,733)		659,040,542

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $1,030,283)	1,030,283	1,030,283

Total Investments – 100.1% (cost $574,237,016)(f)		660,070,825
Other assets less liabilities – (0.1)%		(963,542)

Net Assets – 100.0%		$659,107,283

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,428,394 and gross unrealized depreciation of investments was $(31,594,585), resulting in net unrealized appreciation of $85,833,809.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$654,142,234	$—	$—	$654,142,234
Short-Term Investments	4,898,308	—	—	4,898,308
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,030,283	—	—	1,030,283

Total Investments in Securities	660,070,825	—	—	660,070,825
Other Financial Instruments(b)	—	—	—	—

Total	$660,070,825	$—	$—	$660,070,825

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,264	$136,498	$134,864	$4,898	$197
Government Money Market Portfolio*	0	23,629	22,599	1,030	22
Total	$3,264	$160,127	$157,463	$5,928	$219

*	Investments of cash collateral for securities lending transactions.